Unaudited Interim Condensed Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Other equity	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2021	SFr 49,272,952	SFr 283,981,361		SFr (11,703,279)	SFr (657,525)	SFr 25,095,393	SFr (329,057,802)	SFr 16,931,100
Net loss for the period							(5,823,735)	(5,823,735)
Other comprehensive income/(loss) for the period					27	665,819		665,846
Total comprehensive loss for the period					27	665,819	(5,823,735)	(5,157,889)
Issue of treasury shares	16,000,000			(16,000,000)
Cost of shares issuance		(210,633)						(210,633)
Related costs of sales shelf-registration		(2,223)						(2,223)
Cost of pre-funded warrants sold						(36,534)		(36,534)
Value of share-based services						1,440,052		1,440,052
Movement in treasury shares:
Net purchases under liquidity agreement		(26,252)		17,692				(8,560)
Ending balance at Mar. 31, 2022	65,272,952	283,742,253		(27,685,587)	(657,498)	27,164,730	(334,881,537)	12,955,313
Beginning balance at Dec. 31, 2021	49,272,952	283,981,361		(11,703,279)	(657,525)	25,095,393	(329,057,802)	16,931,100
Net loss for the period							(13,044,987)	(13,044,987)
Other comprehensive income/(loss) for the period					235	1,144,768		1,145,003
Total comprehensive loss for the period					235	1,144,768	(13,044,987)	(11,899,984)
Issue of treasury shares	16,000,000			(16,000,000)
Cost of shares issuance		(215,633)						(215,633)
Related costs of sales shelf-registration		(2,223)						(2,223)
Cost of pre-funded warrants sold						(36,534)		(36,534)
Value of share-based services						2,099,311		2,099,311
Movement in treasury shares:
Net purchases under liquidity agreement		(47,042)		33,457				(13,585)
Ending balance at Jun. 30, 2022	65,272,952	283,716,463		(27,669,822)	(657,290)	28,302,938	(342,102,789)	6,862,452
Beginning balance at Mar. 31, 2022	65,272,952	283,742,253		(27,685,587)	(657,498)	27,164,730	(334,881,537)	12,955,313
Net loss for the period							(7,221,252)	(7,221,252)
Other comprehensive income/(loss) for the period					208	478,949		479,157
Total comprehensive loss for the period					208	478,949	(7,221,252)	(6,742,095)
Cost of shares issuance		(5,000)						(5,000)
Value of share-based services						659,259		659,259
Movement in treasury shares:
Net purchases under liquidity agreement		(20,790)		15,765				(5,025)
Ending balance at Jun. 30, 2022	65,272,952	283,716,463		(27,669,822)	(657,290)	28,302,938	(342,102,789)	6,862,452
Beginning balance at Dec. 31, 2022	1,153,483	269,511,610	SFr 64,620,223	(6,278,763)	(657,870)	26,426,243	(349,862,015)	4,912,911
Net loss for the period							(2,407,169)	(2,407,169)
Other comprehensive income/(loss) for the period					81	(30,641)		(30,560)
Total comprehensive loss for the period					81	(30,641)	(2,407,169)	(2,437,729)
Cost of shares issuance		(4,062)						(4,062)
Value of share-based services						431,196		431,196
Movement in treasury shares:
Net purchases under liquidity agreement		12,775		(11,818)				957
Sales agency agreement		(2,565,725)		3,742,506				1,176,781
Costs under sale agency agreement		(8,826)						(8,826)
Ending balance at Mar. 31, 2023	1,153,483	266,945,772	64,620,223	(2,548,075)	(657,789)	26,826,798	(352,269,184)	4,071,228
Beginning balance at Dec. 31, 2022	1,153,483	269,511,610	64,620,223	(6,278,763)	(657,870)	26,426,243	(349,862,015)	4,912,911
Net loss for the period							(5,082,321)	(5,082,321)
Other comprehensive income/(loss) for the period					(898)	(165,653)		(166,551)
Total comprehensive loss for the period					(898)	(165,653)	(5,082,321)	(5,248,872)
Issue of treasury shares	176,000			(176,000)
Cost of shares issuance		(16,823)						(16,823)
Sales under shelf-registration		(920,069)		2,079,828				1,159,759
Related costs of sales shelf-registration		(34,106)						(34,106)
Sale of pre-funded warrants						3,382,259		3,382,259
Cost of pre-funded warrants sold						(118,117)		(118,117)
Exercise of pre-funded warrants	35,030	449,939				(484,930)		39
Value of warrants and pre-funded warrants		(2,760,143)				2,760,143
Value of share-based services						921,797		921,797
Movement in treasury shares:
Net purchases under liquidity agreement		2,183		(2,882)				(699)
Sales agency agreement		(2,565,725)		3,742,506				1,176,781
Costs under sale agency agreement		(8,826)						(8,826)
Ending balance at Jun. 30, 2023	1,364,513	263,658,040	64,620,223	(635,311)	(658,768)	32,721,742	(354,944,336)	6,126,103
Beginning balance at Mar. 31, 2023	1,153,483	266,945,772	64,620,223	(2,548,075)	(657,789)	26,826,798	(352,269,184)	4,071,228
Net loss for the period							(2,675,152)	(2,675,152)
Other comprehensive income/(loss) for the period					(979)	(135,012)		(135,991)
Total comprehensive loss for the period					(979)	(135,012)	(2,675,152)	(2,811,143)
Issue of treasury shares	176,000			(176,000)
Cost of shares issuance		(12,761)						(12,761)
Sales under shelf-registration		(920,069)		2,079,828				1,159,759
Related costs of sales shelf-registration		(34,106)						(34,106)
Sale of pre-funded warrants						3,382,259		3,382,259
Cost of pre-funded warrants sold						(118,117)		(118,117)
Exercise of pre-funded warrants	35,030	449,939				(484,930)		39
Value of warrants and pre-funded warrants		(2,760,143)				2,760,143
Value of share-based services						490,601		490,601
Movement in treasury shares:
Net purchases under liquidity agreement		(10,592)		8,936				(1,656)
Ending balance at Jun. 30, 2023	SFr 1,364,513	SFr 263,658,040	SFr 64,620,223	SFr (635,311)	SFr (658,768)	SFr 32,721,742	SFr (354,944,336)	SFr 6,126,103